CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Cybin Inc. doing business as Helus Pharma (“Helus Pharma”), was incorporated under the Business Corporations Act (British Columbia) on October 13, 2016. These consolidated financial statements include the accounts of Helus Pharma’s six subsidiaries (together with Helus Pharma, the “Company”): Helus Pharma Corp. (formally Cybin Corp.), Helus US Inc. (formally Cybin US Holdings Inc.) (“Helus US”), Adelia Therapeutics Inc. (“Adelia”) Cybin IRL Limited (“Cybin IRL”), Cybin UK Ltd. T/A Helus, and Helus International Limited (formally Cybin International Limited) ("Helus International"). Helus Pharma’s head office, principal address and registered address and records office is 100 King Street West, Suite 5600, Toronto, Ontario M5X 1C9. The Company acquired Small Pharma Inc. and its subsidiary Small Pharma Ltd. on October 23, 2023. On April 1, 2024, Small Pharma Inc. was amalgamated with Cybin Corp. and continued as Cybin Corp. (which was renamed Helus Pharma Corp. on January 5, 2026). Effective on December 16, 2023, Small Pharma Ltd.'s name was changed to Cybin UK Ltd.
Effective June 4, 2025, the Company completed the formal dissolution of the wholly-owned subsidiaries Natures Journey Inc. ("Journey") and Serenity Life Sciences Inc. ("Serenity"). These entities were non-operational prior to their dissolution and had no material impact on the Company’s consolidated financial statements. Helus International was incorporated on September 1, 2025.
On January 5, 2026, the Company started to operate under the registered business name "Helus Pharma". The Company plans to seek approval from shareholders to change its legal name to Helus Pharma Inc. at the Company's next annual and special meeting of shareholders. Furthermore, the following subsidiaries have changed their legal names:

Prior Name	New Name	Effective Date
Cybin US Holdings Inc.	Helus US Inc.	January 2, 2026
Cybin Corp.	Helus Pharma Corp.	January 5, 2026
Cybin International Limited	Helus International Limited	January 6, 2026

The Company is a clinical-stage pharmaceutical company focused on advancing therapies, delivery mechanisms, novel compounds and protocols as potential treatments for various psychiatric and neurological conditions. The Company is developing technologies and delivery systems aimed at improving the pharmacokinetics of its proprietary molecules while retaining the therapeutic benefit. These new molecules and delivery systems are expected to be studied through clinical trials to confirm safety and efficacy.
These consolidated financial statements as at, and for the year ended March 31, 2026 were approved and authorized for issue by the board of directors on June 29, 2026.
Stock exchange listings
Helus Pharma’s common shares (the “Common Shares”) are listed for trading on Cboe Canada Inc. (“Cboe Canada") under the symbol "HELP", previously "CYBN". The Common Shares were also listed for trading on the NYSE American LLC ("NYSE American") under the symbol “CYBN” from August 5, 2021 to January 2, 2026.
Effective January 5, 2026, the Common Shares became listed for trading on the Nasdaq Global Market exchange ("Nasdaq") under the ticker symbol "HELP". Additionally, the Common Shares are listed for trading on the Frankfurt Stock Exchange under the symbol “R7E1”.

Share consolidation
On September 19, 2024, the Company consolidated its outstanding Common Shares on the basis of one new Common Share for every 38 previously existing Common Shares (the "Share Consolidation"). As a result, the number and issuance price of Common Shares, the number and exercise price of warrants and options, and earnings per share presented in these consolidated financial statements have been restated retrospectively for all the years to reflect the Share Consolidation.